CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS)/INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Transactions with related parties, cost of revenues	¥ 2,877,428	¥ 2,621,746	¥ 2,426,766
Sales and marketing expenses	1,872,586	2,268,428	2,328,095
Research and development expenses	539,998	743,364	803,791
General and administrative expenses	187,086	221,996	229,210
Interest expenses charged by related parties	73,090	69,472	45,607
Related Party [Member]
Transactions with related parties, net revenues	182,586	67,844	34,702
Transactions with related parties, cost of revenues	86,275	111,332	87,007
Sales and marketing expenses	10,411	15,060	15,037
Research and development expenses	25,380	44,906	49,550
General and administrative expenses	9,096	9,009	11,501
Interest expenses charged by related parties	¥ 73,090	¥ 69,472	¥ 45,607